UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23590

CPG Cooper Square International Equity, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Cooper Square International Equity, LLC

Financial Statements
(Unaudited)

For the Period from November 2, 2020
to March 31, 2021

CPG Cooper Square International Equity, LLC

Table of Contents
For the Period from November 2, 2020 to March 31, 2021 (Unaudited)

Schedule of Investments	1-8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13-14
Notes to Financial Statements	15-25
Other Information	26-27

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited)
March 31, 2021

Common Stock (82.05%)	Shares	Fair Value
Australia (2.99%)
CSL, Ltd.	1,586	$319,691
Treasury Wine Estates, Ltd.	187,417	1,477,423
		1,797,114
British Virgin Islands (1.20%)
Everarc Holdings, Ltd.(a)	49,696	720,592

China (1.70%)
Alibaba Group Holding, Ltd.(a)	36,069	1,020,674

Denmark (1.11%)
Chr Hansen Holding A/S(a)(b)	7,303	665,215

France (6.77%)
Edenred(b)	60,937	3,189,920
Pernod Ricard SA(b)	4,638	872,439
		4,062,359
Germany (9.98%)
CompuGroup Medical SE & Co. KgaA(b)	5,185	439,067
CTS Eventim AG & Co. KGaA(a)(b)	17,212	1,000,134
Merck KGaA(b)	6,402	1,097,038
SAP SE(b)	18,233	2,237,641
Scout24 AG(b)	15,993	1,216,138
		5,990,018
United Kingdom (20.75%)
Clarivate PLC(a)(b)	88,098	2,324,906
Electrocomponents PLC(b)	126,040	1,726,802
IHS Markit, Ltd.(b)	19,967	1,932,406
Melrose Industries PLC(b)	1,110,640	2,557,493
Prudential PLC(b)	119,428	2,538,357
Reckitt Benckiser Group PLC(b)	15,283	1,370,166
		12,450,130
Hong Kong (2.85%)
AIA Group, Ltd.	141,000	1,710,256

Ireland (6.41%)
CRH PLC	46,297	2,174,881
Experian PLC	48,567	1,673,188
		3,848,069

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

Common Stock (continued)	Shares	Fair Value
Japan (13.34%)
Justsystems Corp.	19,125	$1,047,115
Keyence Corp.	1,240	564,116
NOF Corp.	49,635	2,600,784
Obic Co., Ltd.	4,990	913,554
Shimano, Inc.	1,195	285,232
Shiseido Co., Ltd.	18,645	1,252,336
Trancom Co., Ltd.	16,810	1,343,279
		8,006,416
Netherlands (2.75%)
ASML Holding NV(b)	2,715	1,649,715

Switzerland (4.32%)
Alcon, Inc.(a)(b)	36,851	2,591,297

United States (7.88%)
Fidelity National Information Services, Inc.(b)	19,590	2,754,550
PerkinElmer, Inc.(b)	15,383	1,973,485
		4,728,035
Total Common Stock (Cost $47,155,763)		$49,239,890

Total Investments (82.05%) (Cost $47,155,763)		$49,239,890
Other Assets In Excess of Liabilities (17.95%)(c)		10,768,973
Net Assets (100.00%)		$60,008,863

Schedule of Securities Sold Short

Common Stock (-30.38%)	Shares	Fair Value
Australia (-0.24%)
BHP Group PLC	(4,936)	$(142,640)

Belgium (-2.25%)
Etablissements Franz Colruyt NV	(22,635)	(1,353,024)

Bermuda (-0.41%)
Triton International, Ltd.	(4,518)	(248,445)

Canada (-0.12%)
Cargojet, Inc.	(549)	(70,867)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

Common Stock (continued)	Shares	Fair Value
Denmark (-2.13%)
A P Moller-Maersk AS	(323)	$(752,124)
Novozymes A/S, Class B	(8,191)	(525,921)
		(1,278,045)
Finland (-1.67%)
Kesko Oyj, Class B	(8,330)	(255,330)
Orion Oyj, Class B	(5,837)	(234,414)
UPM-Kymmene Oyj	(14,223)	(512,020)
		(1,001,764)
France (-2.25%)
BioMerieux	(8,924)	(1,137,988)
Kering SA	(304)	(210,301)
		(1,348,289)
Germany (-4.53%)
Draegerwerk AG & Co. KGaA	(8,752)	(705,635)
HelloFresh SE	(17,099)	(1,278,134)
Wacker Chemie AG	(5,149)	(734,364)
		(2,718,133)
United Kingdom (-7.15%)
Amcor PLC	(36,723)	(428,925)
Burberry Group PLC	(16,477)	(431,592)
Domino’s Pizza Group PLC	(63,714)	(305,035)
Hargreaves Lansdown PLC	(13,068)	(277,931)
Intercontinental Hotels Group	(5,807)	(398,593)
Kingfisher PLC	(159,053)	(698,495)
Pearson PLC	(43,296)	(460,919)
Rio Tinto PLC	(1,384)	(105,978)
Schroders PLC	(19,146)	(924,551)
Spirax-Sarco Engineering PLC	(1,660)	(261,095)
		(4,293,114)
Italy (-0.47%)
Recordati Industria Chimica e Farmaceutica SpA	(5,225)	(281,685)

Japan (-1.94%)
Mitsui Chemicals, Inc.	(9,500)	(300,475)
Sugi Holdings Co., Ltd.	(6,910)	(548,423)
Zensho Holdings Co., Ltd.	(12,330)	(315,893)
		(1,164,791)
Netherlands (-1.48%)
Koninklijke Ahold Delhaize NV	(3,201)	(89,351)
Randstad NV	(11,323)	(798,209)
		(887,560)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

Common Stock (continued)	Shares	Fair Value
Norway (-1.04%)
Yara International ASA	(11,944)	$(622,361)

Philippines (-0.34%)
PLDT, Inc., Sponsored ADR	(7,703)	(201,510)

Sweden (-1.51%)
Husqvarna AB, Class B	(21,938)	(316,625)
ICA Gruppen AB	(8,893)	(435,656)
SKF AB, Class B	(5,311)	(151,233)
		(903,514)
Switzerland (-2.76%)
EMS-Chemie Holding AG	(136)	(121,961)
Kuehne + Nagel International AG	(2,613)	(748,793)
Swisscom AG	(1,455)	(783,812)
		(1,654,566)
United States (-0.10%)
Kimberly-Clark Corp.	(436)	(60,626)
Total Common Stock (Proceeds $17,374,238)		(18,230,934)

Exchange Traded Funds (-5.21%)
Invesco DB US Dollar Index Bullish Fund	(18,293)	(459,520)
Invesco STOXX Europe 600 Optimised Health Care UCITS ETF	(827)	(293,390)
iShares® MSCI ACWI ex US ETF	(11,175)	(616,636)
iShares® MSCI Brazil ETF	(12,351)	(413,141)
Vanguard® FTSE Europe ETF	(3,068)	(193,284)
Vanguard® Total International Stock ETF	(9,824)	(615,965)
WisdomTree India Earnings Fund	(16,974)	(535,020)
Total Exchange Traded Funds (Proceeds $2,937,765)		$(3,126,956)

Total Securities Sold Short (-35.59%)
(Proceeds $20,312,003)		$(21,357,890)

(a)	Non-income producing security.

(b)

All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of March 31, 2021, the aggregate value of those securities was $15,835,191, representing 26.39% of net assets.

(c)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

Industry Composition (March 31, 2021) (Unaudited)

Common Stock
IT Services	11.42%
Professional Services	9.88%
Insurance	7.08%
Software	5.47%
Chemicals	5.44%
Health Care Equipment & Supplies	4.32%
Industrial Conglomerates	4.26%
Beverages	3.92%
Construction Materials	3.63%
Life Sciences Tools & Services	3.29%
Trading Companies & Distributors	2.88%
Semiconductors & Semiconductor Equipment	2.74%
Household Products	2.28%
Road & Rail	2.23%
Personal Products	2.09%
Interactive Media & Services	2.03%
Pharmaceuticals	1.83%
Internet & Direct Marketing Retail	1.70%
Entertainment	1.65%
Capital Markets	1.21%
Electronic Equipment, Instruments & Components	0.94%
Health Care Technology	0.74%
Biotechnology	0.54%
Leisure Products	0.48%
82.05%

Securities Sold Short
Household Products	-0.10%
Air Freight & Logistics	-0.13%
Wireless Telecommunication Services	-0.33%
Trading Companies & Distributors	-0.41%
Metals & Mining	-0.41%
Household Durables	-0.52%
Machinery	-0.69%
Containers & Packaging	-0.72%
Media	-0.77%
Paper & Forest Products	-0.85%
Pharmaceuticals	-0.86%
Textiles, Apparel & Luxury Goods	-1.06%
Specialty Retail	-1.16%
Telecom Services	-1.31%
Professional Services	-1.33%
Hotels, Restaurants & Leisure	-1.70%
Capital Markets	-2.00%
Internet & Direct Marketing Retail	-2.13%
Marine	-2.50%
Health Care Equipment & Supplies	-3.07%
Chemicals	-3.85%
Food & Staples Retailing	-4.47%
Other	-5.22%
-35.59%

Percentages are calculated as a percentage of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2021	Fund Delivering	U.S. $ Value at March 31, 2021	Unrealized Appreciation
Morgan Stanley	04/06/2021	EUR	54,995	USD	54,877	$118
						$118

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/ Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Fair Value	Net Unrealized Appreciation
Morgan Stanley	Adyen NV	USD	$781,905	FEDEF-1D	50 bps	12/02/2021	$863,553	$81,648
Morgan Stanley	Amadeus IT Group SA	USD	1,049,054	FEDEF-1D	50 bps	12/02/2021	1,134,014	84,960
Morgan Stanley	Barry Callebaut AG	USD	904,617	FEDEF-1D	50 bps	12/23/2021	921,443	16,826
Morgan Stanley	Becle SAB de CV	USD	1,738,256	FEDEF-1D	130 bps	12/03/2021	1,766,953	28,697
Morgan Stanley	Bureau Veritas SA	USD	1,270,650	FEDEF-1D	50 bps	12/02/2021	1,410,738	140,088
Morgan Stanley	Canadian Pacific Railway, Ltd.	USD	1,109,826	FEDEF-1D	30 bps	03/02/2022	1,163,671	53,845
Morgan Stanley	Constellation Software, Inc.	USD	1,419,511	FEDEF-1D	30 bps	12/02/2021	1,657,503	237,992
Morgan Stanley	Deutsche Boerse AG	USD	1,145,365	FEDEF-1D	50 bps	12/20/2021	1,153,456	8,091
Morgan Stanley	Dormakaba Holding AG	USD	864,981	FEDEF-1D	50 bps	02/07/2022	989,700	124,719
Morgan Stanley	Fortescue Metals Group, Ltd.	USD	(236,061)	FEDEF-1D	(50) bps	12/02/2021	(207,050)	29,011
Morgan Stanley	Industria de Diseno Textil SA	USD	1,452,070	FEDEF-1D	50 bps	03/07/2022	1,452,513	443
Morgan Stanley	Koninklijke Philips NV	USD	1,011,687	FEDEF-1D	50 bps	12/02/2021	1,114,234	102,547
Morgan Stanley	LG Household & Health Care, Ltd.	USD	223,144	FEDEF-1D	30 bps	04/12/2022	227,506	4,362
Morgan Stanley	MS Swap MSCPBELU1 Basket Index	SEK	(582,169)	STIBO-1W	(45) bps	04/22/2022	(573,653)	8,516
Morgan Stanley	Partners Group Holding AG	USD	446,170	FEDEF-1D	50 bps	12/02/2021	551,463	105,293
Morgan Stanley	RELX PLC	USD	1,257,889	FEDEF-1D	50 bps	12/02/2021	1,362,879	104,990
Morgan Stanley	Safran SA	USD	2,244,295	FEDEF-1D	50 bps	12/02/2021	2,285,411	41,116
Morgan Stanley	Sensata Technologies Holding PLC	USD	2,005,360	FEDEF-1D	30 bps	12/02/2021	2,219,137	213,777
Morgan Stanley	Sika AG	USD	945,950	FEDEF-1D	50 bps	12/02/2021	1,021,017	75,067
Morgan Stanley	Societe BIC SA	USD	446,178	FEDEF-1D	50 bps	12/09/2021	447,366	1,188
Morgan Stanley	Sonova Holding AG	USD	506,839	FEDEF-1D	50 bps	03/15/2022	522,005	15,166
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	USD	860,379	FEDEF-1D	95 bps	12/02/2021	884,563	24,184
Morgan Stanley	Telefonaktiebolaget LM Ericsson	USD	908,362	FEDEF-1D	50 bps	12/02/2021	979,808	71,446
Morgan Stanley	TGS NOPEC Geophysical Co. ASA	USD	963,181	FEDEF-1D	50 bps	12/24/2021	964,118	937
Morgan Stanley	Topicus.com, Inc.	USD	266,639	FEDEF-1D	30 bps	03/02/2022	434,815	168,176
			$23,004,078				$24,747,163	$1,743,085

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

Counter Party	Reference Entity/ Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Fair Value	Net Unrealized Depreciation
Morgan Stanley	Adidas AG	USD	$541,529	FEDEF-1D	50 bps	03/21/2022	$480,561	$(60,968)
Morgan Stanley	Ansell, Ltd.	USD	(304,369)	FEDEF-1D	(50) bps	12/10/2021	(330,850)	(26,481)
Morgan Stanley	Ashmore Group PLC	USD	804,928	FEDEF-1D	50 bps	02/18/2022	706,474	(98,454)
Morgan Stanley	ATS Automation Tooling Systems, Inc.	USD	679,578	FEDEF-1D	30 bps	03/02/2022	665,809	(13,769)
Morgan Stanley	AU Optronics Corp.	USD	(34,417)	FEDEF-1D	(463) bps	12/10/2021	(36,220)	(1,803)
Morgan Stanley	Brookfield Asset Management, Inc., Class A	USD	694,780	FEDEF-1D	30 bps	04/18/2022	684,934	(9,846)
Morgan Stanley	Cosco Shipping Holdings Co., Ltd.	USD	(219,338)	FEDEF-1D	(50) bps	03/11/2022	(246,526)	(27,188)
Morgan Stanley	Evergreen Marine Corp. Taiwan, Ltd.	USD	(91,213)	FEDEF-1D	(538) bps	04/11/2022	(108,436)	(17,223)
Morgan Stanley	Giant Manufacturing Co., Ltd.	USD	(230,030)	FEDEF-1D	(163) bps	04/11/2022	(277,293)	(47,263)
Morgan Stanley	Gruma S.A.B. de C.V.	USD	(455,507)	FEDEF-1D	(50) bps	02/07/2022	(465,661)	(10,154)
Morgan Stanley	GS HK Domestic Basket Index	HKD	(587,973)	HIBOR-1D	(55) bps	12/02/2021	(638,360)	(50,387)
Morgan Stanley	Innolux Corp.	USD	(170,765)	FEDEF-1D	(425) bps	12/10/2021	(234,154)	(63,389)
Morgan Stanley	JB Hi-Fi, Ltd.	USD	(634,082)	FEDEF-1D	(50) bps	02/22/2022	(646,195)	(12,113)
Morgan Stanley	JD.Com, Inc.	USD	1,155,448	FEDEF-1D	50 bps	04/01/2022	1,070,234	(85,214)
Morgan Stanley	Lenovo Group, Ltd.	USD	(130,200)	FEDEF-1D	(50) bps	03/07/2022	(145,106)	(14,906)
Morgan Stanley	MS Swap Consumer Basket Index	USD	(89,530)	FEDEF-1D	(35) bps	01/24/2022	(108,734)	(19,204)
Morgan Stanley	MS Swap EU Luxury Basket Index	EUR	(94,014)	EONIA-1D	(35) bps	12/02/2021	(95,195)	(1,181)
Morgan Stanley	MS Swap MSSEEWT Basket Index	USD	(126,987)	FEDEF-1D	(110) bps	04/29/2022	(127,255)	(268)
Morgan Stanley	MS Swap MSSENDUS Basket Index	USD	(600,400)	FEDEF-1D	(30) bps	12/02/2021	(619,347)	(18,947)
Morgan Stanley	Nantex Industry Co., Ltd.	USD	(306,996)	FEDEF-1D	(313) bps	12/10/2021	(545,894)	(238,898)
Morgan Stanley	STOXX Europe 600 Chemicals Index	USD	(589,822)	FEDEF-1D	(10) bps	12/02/2021	(644,001)	(54,179)
Morgan Stanley	Treasury Wine Estates, Ltd.	USD	116,385	FEDEF-1D	50 bps	04/22/2022	112,034	(4,351)
Morgan Stanley	Vinda International Holdings, Ltd.	USD	(274,711)	FEDEF-1D	(150) bps	02/22/2022	(289,429)	(14,718)
			$(947,706)				$(1,838,610)	$(890,904)
TOTAL			$22,056,372				$22,908,553	$852,181

FEDEF-1D - Federal Funds Effective Rate (Daily)

STIBO-1W - Stockholm Interbank Offered Rate (STIBOR)

HIBOR-1D - Hong Kong Interbank Offered Rate

EONIA-1D - Euro Overnight Index Average

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2021

MS Swap MSSENDUS Basket Index

Description	Shares	Fair Value	Percentage of Value
Short Securities
Common Stocks
BASF SE	(3,537)	$(264,578)	42.72%
Siemens	(1,670)	(246,834)	39.85%
Stora Enso Oyj R	(6,339)	(106,460)	17.19%
Common Stocks Total		(617,872)	99.76%
Total Short Securities		(617,872)

Remaining Securities and Cash		(1,475)
Grand Total		$(619,347)

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Assets and Liabilities (Unaudited)
March 31, 2021

Assets
Investments, at fair value (Cost $47,155,763)	$49,239,890
Cash	15,638,392
Cash denominated in foreign currencies (Cost $5,056)	5,025
Deposit with Broker	23,121,502
Receivable for Investments sold	305,859
Dividends receivable	116,350
Unrealized appreciation on total return swap contracts	1,743,085
Receivable for total return swap contracts	7,292
Unrealized appreciation on forward foreign currency contracts	118
Prepaid Directors’ and Officer fees	33,852
Prepaid offering costs	243,807
Total Assets	90,455,172

Liabilities
Securities sold short, at value (Proceeds $20,312,003)	21,357,890
Capital contributions received in advance	6,984,000
Unrealized depreciation on total return swap contracts	890,904
Management fee payable	63,834
Incentive fee payable	199,850
Due to Advisor	206,264
Payable for Investments purchased	251,110
Professional fees payable	62,882
Dividends payable	112,438
Payable for total return swap contracts payments	64,537
Accounting and administration fees payable	54,641
Transfer agency fees payable	17,802
Distribution and servicing fees payable	23,756
Accrued organization costs	10,000
Accounts payable and other accrued expenses	146,401
Total Liabilities	30,446,309
Net Assets	$60,008,863

Composition of Net Assets
Paid-in capital	$59,496,430
Total distributable earnings	512,433
Net Assets	$60,008,863

Net Assets Attributable to:
Class A Units	$37,199,462
Class I Units	22,809,401
$60,008,863
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	2,362,256
Class I Units	1,080,484
3,442,740
Net Asset Value per Unit:
Class A Units	$15.75
Class I Units	$21.11

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Operations (Unaudited)
For the Period from November 2, 2020 (Commencement of Operations) to March 31, 2021

Investment Income
Dividend income (net of foreign withholding tax of $6,218)	$158,101
Investment Income	158,101

Expenses
Management fee	211,853
Incentive fees
Class I	199,850
Organizational Expenses	86,370
Transfer agent fees	24,542
Accounting and administration fees	54,641
Professional fees	138,379
Distribution and servicing fees
Class A	67,587
Offering costs	171,780
Interest expense	24,869
Dividend expense on short sales	165,025
Directors’ and Officer fees	38,148
Custody fees	30,855
Other fees	5,981
Total Expenses	1,219,880
Less fees waived by Adviser
Class A Shares	(224,200)
Class I Shares	(223,687)
Net expenses	771,993

Net Investment Loss	(613,892)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) from:
Investments	776,730
Securities sold short	(1,148,399)
Total return swap contracts	(387,612)
Forward foreign currency contracts	35,044
Foreign currency transactions	(39,083)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,084,127
Securities sold short	(1,045,887)
Total return swap contracts	852,181
Foreign currency	(894)
Forward foreign currency contracts	118
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)	1,126,325
Net Increase in Net Assets Resulting from Operations	$512,433

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Changes in Net Assets

For the Period November 2, 2020 (Commencement of Operations) to March 31, 2021 (Unaudited)
Changes in Net Assets Resulting from Operations
Net investment loss	$(613,892)
Net realized loss	(763,320)
Net change in unrealized appreciation	1,889,645
Net Change in Assets Resulting from Operations	512,433

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	37,436,430
Total Class A Units Transactions	37,436,430
Class I Units
Capital contributions	21,960,000
Total Class I Units Transactions	21,960,000
Net Change in Net Assets Resulting from Capital Transactions	59,396,430

Total Net increase in Net Assets	59,908,863

Net Assets
Beginning of period	100,000
End of period	$60,008,863

Unit Activity
Class A Units
Capital contributions	2,358,923
Net Change in Class A Units Outstanding	2,358,923
Class I Units
Capital contributions	1,077,984
Net Change in Class I Units Outstanding	1,077,984

Total Change in Units Outstanding	3,436,907

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Cash Flows (Unaudited)
For the Period November 2, 2020 (Commencement of Operations) to March 31, 2021

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$512,433
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(776,730)
Net realized loss on total return swap contracts	387,612
Net realized loss on securities sold short	1,148,399
Net realized gain on forward foreign currency contracts	(35,044)
Net change in unrealized appreciation on investments	(2,084,127)
Net change in unrealized depreciation on securities sold short	1,045,887
Net change in unrealized appreciation/depreciation on total return swaps	(852,181)
Net change in unrealized appreciation on Forward foreign currency contracts	(118)
Purchases of Investment securities	(57,033,765)
Proceeds from sales of investment securities	10,302,195
Proceeds from securities sold short transactions	27,414,855
Purchases to cover securities sold short transactions	(8,251,251)
Increase in assets:
Deposit with broker	(23,121,502)
Receivable for investments sold	(305,859)
Receivable for total return swap contracts	(7,292)
Dividend receivable	(116,350)
Prepaid Directors’ and Officer fees	(33,852)
Prepaid organization costs	(233,807)
Increase in liabilities:
Dividends payable	112,438
Payable for investments purchased	251,110
Management fee payable	63,834
Incentive fee payable	199,850
Due to Advisor	206,264
Accounting and administration fees payable	54,641
Professional fees payable	62,882
Payable for total return swap payments	64,537
Distribution and servicing fees payable	23,756
Transfer agency fees payable	17,802
Accounts payable and other accrued expenses	146,401
Net cash used in operating activities	(50,836,982)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including capital contributions received in advance	66,380,430
Net cash provided by financing activities	66,380,430

Effects of exchange rates on cash	(31)

Net Change in cash	15,543,417
Cash, beginning of period	$100,000
Cash, end of period	$15,643,417
*Includes cash denominated in foreign currencies.

Reconciliation of cash at the end of the period to the Statement of Assets and Liabilities:
Cash	15,638,392
Cash denominated in foreign currencies	5,025
Cash, end of period	15,643,417

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class A

	For the Period November 2, 2020 (Commencement of operations) to March 31, 2021 (Unaudited)
Per Unit Operating Performance:
Net Asset Value, Beginning of Period	$15.00

Activity from investment operations:(1)
Net investment loss(2)	(0.16)
Net realized and unrealized gain	0.91
Total from investment operations	0.75

Net Asset Value, End of Period	$15.75

Net assets, end of period (in thousands)	$37,199

Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	6.13	%(3)
Operating expenses including fee waivers/reimbursements	3.59	%(3)
Net investment loss including fee waivers/reimbursements	(2.55	)%(3)
Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	4.84	%(3)
Operating expenses including fee waivers/reimbursements	2.30	%(3)
Net investment loss including fee waivers/reimbursements	(1.26	)%(3)
Portfolio turnover rate(4)	39%
Total Return(5)	4.98	%(6)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)	Net investment loss and total expenses are annualized, except for organizational costs which are one-time expenses.

(4)	Portfolio turnover is not annualized.

(5)	Total investment return reflects the change in net asset value based on the effects of the performance of the Fund during the period.

(6)	Not annualized.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class I

	For the Period November 2, 2020 (Commencement of operations) to March 31, 2021 (Unaudited)
Per Unit Operating Performance:
Net Asset Value, Beginning of Period	$20.00

Activity from investment operations:(1)
Net investment loss(2)	(0.39)
Net realized and unrealized gain	1.50
Total from investment operations	1.11

Net Asset Value, End of Period	$21.11

Net assets, end of period (in thousands)	$22,809

Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	6.43	%(3)
Operating expenses including fee waivers/reimbursements	3.61	%(3)
Net investment loss including fee waivers/reimbursements	(2.78	)%(3)
Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	5.46	%(3)
Operating expenses including fee waivers/reimbursements	2.64	%(3)
Net investment loss including fee waivers/reimbursements	(1.81	)%(3)
Portfolio turnover rate(4)	39%
Total Return(5)	5.55	%(6)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)	Net investment loss and total expenses are annualized, except for organizational costs and incentive fees which are one-time expenses.

(4)	Portfolio turnover is not annualized.

(5)	Total investment return reflects the change in net asset value based on the effects of the performance of the Fund during the period.

(6)	Not annualized.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)
March 31, 2021

1. ORGANIZATION

CPG Cooper Square International Equity, LLC (the “Fund”) was organized as a Delaware limited liability company on July 14, 2020. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on November 2, 2020. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment sub-adviser (the “Sub-Adviser”) is Select Equity Group, L.P., a Delaware limited partnership registered under the Advisers Act. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. The Fund’s investment objective is to seek to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers, including those domiciled in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s investment program, “Equity securities” means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. The Fund may invest in equity securities without restriction to market capitalization. The Sub-Adviser’s approach involves taking long and short positions in equity securities – namely, investing long on the basis of extensive research and fundamental analysis, and seeking to take opportunistic advantage of market inefficiencies by selling other securities short. The majority of the Fund’s long exposure is to growth companies with high returns on capital and high barriers to competition that the Sub-Adviser believes are trading at a discount to their intrinsic value. The Sub-Adviser invests in a majority of these companies with an expectation of a multi-year holding period. The Fund’s long exposure also includes investments in more opportunistic situations that may be held for a multi-quarter, rather than multi-year, time frame. In the short portfolio, the Sub-Adviser attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions generally are not selected as direct hedges to the long positions. Under extraordinary circumstances, the Fund may acquire substantial stakes in public companies; however, the Fund generally does not invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment. The Sub-Adviser may seek to obtain exposure to particular issuers or securities through derivative transactions, including, without limitation, swaps (including total return swaps), contracts for differences, options and other types of derivative arrangements for investment or hedging purposes.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

1. ORGANIZATION (continued)

The Fund offers two classes of limited liability company interests (“Units”), Class A Units and Class I Units, which are registered under the Securities Act of 1933, as amended, and offered to qualified clients as defined in Rule 205-3 under the Advisers Act. Each class of Units has certain differing characteristics, particularly in terms of the distribution fees that may be charged to investors. While neither the Fund nor Foreside Fund Services, LLC, the distributor of the Fund’s Units on a best effort basis (the “Distributor”), imposes a sales load on purchases of Class A or Class I Units, financial intermediaries may directly charge Class A investors certain transaction or other fees in such amounts as they may determine. Under the terms of the Fund’s distribution agreement, the Distributor is authorized to pay third parties, including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Selling Agents”) for the provision of distribution services as contemplated by Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units. The Fund pays the Distributor a monthly fee out of the net assets of Class A Units at the annual rate of 0.75% of the net asset value of Class A Units determined and accrued as of the end of each month (before any repurchases of Class A Units, but after the Management Fee (defined below) is calculated and accrued) (the “Distribution and Servicing Fee”). The Distributor pays the Distribution and Servicing Fee to Selling Agents, who may use such fee to compensate the financial advisors involved in the sale of Units. Amounts retained by the Distributor, if any, are used by the Distributor to pay for Fund-related distribution and servicing expenses. Payment of the Distribution and Servicing Fee is governed by the Fund’s Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (the “SEC”), has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Class A investors are subject to the Distribution and Servicing Fee as long as they hold their Class A Units. Each compensated Selling Agent is paid by the Distributor based on the net asset value of outstanding Class A Units held by investors that receive services from such Selling Agent. Class I Units are not subject to the Distribution and Servicing Fee.

The Fund is offering up to $250 million of Units on a continuous basis through the Distributor. The net asset values of each class of Units will vary over time as a result of the differing fees and expenses applicable to each class of Units and different initial offering prices and inception dates. Units may be purchased as of the first business day of each month based upon their then current net asset value per Unit. Purchase proceeds do not become the Fund’s assets until each closing date--i.e., each date on which Units are delivered. Investors’ funds are held in escrow prior to the acceptance of orders and investment of the funds.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: The Fund intends to elect to be treated and to operate in a manner so as to qualify continuously as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund so qualifies, the Fund generally will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short term capital loss) that the Fund timely distributes (or is deemed to timely distribute) to investors. Additionally, the Fund intends to distribute sufficient income and gains each year so as not to be subject to a U.S. federal 4% nondeductible excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has adopted a tax-year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions will be evaluated once paid after the Tax Year ending September 30, 2021.

The components of distributable earnings/(loss) on a tax basis will be evaluated as of September 30, 2021.

Permanent book and tax differences may result in reclassification after the Tax Year ending September 30, 2021.

Cash: Cash consists of monies held at the Bank of New York Mellon (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at net asset value per share (“NAV”) per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Short sales: The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to a broker-deal through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

3.	PORTFOLIO VALUATION

The NAV of the Fund is calculated as of the close of business on the last business day of each calendar month, each date that Units are offered or repurchased and at such other times as the Board shall determine (each, a “Valuation Date”). The Fund’s NAV is calculated as the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date.

The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”), which memorialize the methods used for determining the value of the Fund’s portfolio securities, and the Adviser oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has assigned to the Adviser general responsibility for determining, in accordance with such procedures, the value of such investments, subject to the statutory obligations of the Board under the 1940 Act. The Fund’s assets managed by the Sub-Adviser are valued in accordance with the Valuation Procedures.

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

3.	PORTFOLIO VALUATION (continued)

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). If there is no trade or bid/ask quotations for such security on the Valuation Date, the value of such security will be the last trade or last bid (for long positions) or last ask (for short positions) from the previous day. These securities are categorized as Level 2 securities. Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. Equity-linked instruments are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of March 31, 2021:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$49,239,890	$—	$—	$49,239,890
TOTAL	$49,239,890	$—	$—	$49,239,890

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Contracts	$—	$118	$—	$118
Total Return Swap Contracts**	—	1,743,085	—	1,743,085
Liabilities
Securities Sold Short
Common Stocks	(17,525,299)	—	—	(17,525,299)
Exchange Traded Funds	(3,126,956)	—	—	(3,126,956)
Preferred Stock	(705,635)	—	—	(705,635)
Total Return Swap Contracts**	—	(890,904)	—	(890,904)
TOTAL	$(21,357,890)	$852,297	$—	$(20,505,593)

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

**	Swap contracts are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

4.	DERIVATIVE INSTRUMENTS

The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: The Fund entered into total return contracts during the period from November 2, 2020 (commencement of operations) to March 31, 2021. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.

For the period from November 2, 2020 (commencement of operations) to March 31, 2021, the Fund had ending monthly average notional amounts of $3,330,704 on total return swaps which are short the reference asset, and ending monthly average notional amounts of $9,358 on forward currency contracts.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

4.	DERIVATIVE INSTRUMENTS (continued)

The valuation of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at March 31, 2021 was as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Assets:			Liabilities:
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$118	Unrealized depreciation on forward foreign currency contracts	$—
Market and Credit Risk (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	1,743,085	Unrealized depreciation on total return swap contracts	—
Total		$1,743,203		$—

For the period from November 2, 2020 (commencement of operations) to March 31, 2021, the effect of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized gain/(loss) on forward foreign currency contracts	$35,044	Change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	$118
Market and Credit Risk (Total Return Swap Contracts)	Net realized gain/(loss) on total return swaps	(387,612)	Change in unrealized appreciation/ (depreciation) on total return swaps	852,181
Total		$(352,568)		$852,299

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

4.	DERIVATIVE INSTRUMENTS (continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2021:

Offsetting of Derivative Assets
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Cash Collateral Received*	Net Amount Receivable
Total Return Swap Contracts	Morgan Stanley	$1,743,085	$—	$1,743,085	$(890,904)	$—	$890,904
TOTAL		$1,743,085	$—	$1,743,085	$(890,904)	$—	$890,904

Offsetting of Derivative Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Cash Collateral Pledged*	Net Amount Receivable
Total Return Swap Contracts	Morgan Stanley	$890,904	$—	$890,904	$(890,904)	$—	$—
TOTAL		$890,904	$—	$890,904	$(890,904)	$—	$—

*	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral pledged or received.

5.	RELATED PARTY TRANSACTIONS AND OTHER

As of March 31, 2021, the Fund had no investments that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a fee (the “Management Fee”) computed and payable monthly in arrears, at the annual rate of 1.25% of the Fund’s net asset value. In consideration of the sub-advisory services provided to the Fund by the Sub-Adviser, the Adviser pays the Sub-Adviser, out of the Management Fee, a fee computed and payable monthly in arrears, at the annual rate of 0.75% of the Fund’s net asset value. For purposes of determining the Management Fee payable to the Adviser and the Sub-Advisory Fee payable to the Sub-Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees (including the Distribution and Servicing Fee and the Incentive Fee (defined below)) and expenses of the Fund. The Management Fee and Sub-Advisory Fee are prorated for any period of less than a month based on the number of days in such period. During the period from November 2, 2020 (commencement of operations) to March 31, 2021, the Adviser earned $211,853 of Management Fee which is included in the Statement of Operations.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

5.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

Additionally, pursuant to the Sub-Advisory Agreement, the Fund will pay the Sub-Adviser an incentive fee, calculated as 20% of the amount by which the Fund’s net profits attributable to each class of Units for all performance periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any incentive fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a performance period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s NAV attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, is paid to the Sub-Adviser for such performance period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its NAV.

“Performance period” means each 12-month period ending as of the Fund’s fiscal year-end (or, for the first fiscal year of the Fund, the period from the commencement of the Fund’s operations through the end of the Fund’s first fiscal year; or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior performance period-end (or commencement of the Fund, as the case may be) through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a performance period. The Incentive Fee is payable for a performance period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that had an initial balance of zero upon commencement of the class’s operations and, thereafter, is credited as of the end of each performance period with the amount of any net loss of the Fund attributable to such class for that performance period, and is debited with the amount of any net profits of the Fund attributable to such class for that performance period, as applicable. This is known as a “high water mark.” During the period from November 2, 2020 (commencement of operations) to March 31, 2021, the Sub-Adviser earned $199,850 of Incentive Fee for Class I.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

The Adviser has contractually agreed to limit the amount of specified expenses to an annual rate of 0.60% of the Fund’s net asset value. “Specified expenses” means all expenses incurred by the Fund, except for the management fees and incentive fees paid to the Adviser and Sub-Adviser, distribution or servicing fees, brokerage costs, certain transaction-related expenses, including those incurred in connection with short sales, interest expense and fees and expenses on credit facilities, taxes and extraordinary expenses. Any waiver or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation. During the period from November 2, 2020 (commencement of operations) to March 31, 2021, the Adviser reimbursed $447,887 to the Fund.

Each Independent Director, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period from November 2, 2020 (commencement of operations) to March 31, 2021 was $35,464, which is included in Directors’ and Officer Fees in the Statement of Operations.

During the period from November 2, 2020 (commencement of operations) to March 31, 2021, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $2,684, which is included in Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also Officers of the Adviser, and are registered representatives of Foreside Fund Services, LLC.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

6.	ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period from November 2, 2020 (commencement of operations) to March 31, 2021, the total administration fees were $30,855 which is included in Accounting and administration fees in the Statement of Operations.

The Bank of New York Mellon serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign subcustodians. For the period from November 2, 2020 (commencement of operations) to March 31, 2021, the total custodian fees were $54,641 which is included in Custody fees in the Statement of Operations.

7.	INVESTMENTS

For the period from November 2, 2020 (commencement of operations) to March 31, 2021, total purchases and total proceeds from dispositions of investments, excluding short-term investments, amounted to $57,033,765 and $10,654,689, respectively.

8.	REPURCHASE OF UNITS

No investor or other person holding Units acquired from an investor has the right to require the Fund to redeem any Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. The Adviser anticipates that the Fund’s first repurchase offer will coincide with the Fund’s completion of its fourth full fiscal quarter of operations, such that the repurchase offer will value, and the repurchase will occur, as of the last business day of that quarter. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 25% of the net assets of the Fund. In certain circumstances, however, the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of more or less than 25% of the Fund’s net assets. Each repurchase offer will generally commence approximately 85 days prior to the applicable repurchase date.

9.	INDEMNIFICATION

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10.	IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

11.	SUBSEQUENT EVENTS

Subsequent events after March 31, 2021 have been evaluated through the date the financial statements were issued. There were no events or material transactions through the date the financial statements were issued.

CPG Cooper Square International Equity, LLC

Other Information (Unaudited)
March 31, 2021

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities since the commencement of the Fund’s operations are available without charge, upon request, by calling (collect) 1-212-317-9200.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available after August 31, 2021: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Investment Advisory Agreement and Sub-Advisory Agreement Approval

The Directors, including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund (the “Independent Directors”), evaluated the Advisory Agreement and the Sub-Advisory Agreement at a meeting on August 21, 2020. The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Directors reviewed materials furnished by the Adviser and the Sub-Adviser and discussed with representatives of the Adviser and the Sub-Adviser information regarding the Adviser, the Sub-Adviser, and their respective affiliates and personnel, operations and financial condition. A table providing comparative performance of the Sub-Adviser’s historical performance of other accounts using a similar strategy as well as a table indicating comparative fee information were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser and Sub-Adviser the Fund’s operations and the Adviser’s and the Sub-Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)

The nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser: The Directors reviewed the services that the Adviser and the Sub-Adviser, respectively, would provide to the Fund, including, in the case of the Sub-Adviser, generally managing the Fund’s investments in accordance with the stated policies of the Fund and, in the case of the Adviser, oversight of the Sub-Adviser. The Directors also discussed the amount of time each of the Adviser and the Sub-Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors also considered the Sub-Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the advisory and other personnel proposing to provide services to the Fund from the Adviser and the Sub-Adviser. The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s and the Sub-Adviser’s engagement of, as applicable to its services, skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in investment, compliance and administrative services would be provided to the Fund. Accordingly, the Directors concluded that the quality and scope of services to be offered by the Adviser and the Sub-Adviser to the Fund were appropriate and supported approval of the Advisory Agreement and the Sub-Advisory Agreement.

(ii)

Investment performance of the Fund and the Sub-Adviser: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Board did, however, consider the investment performance of a composite of other accounts managed by the Sub-Adviser using its Cooper Square International Long/Short investment program, which the Sub-Adviser will use to manage the Fund (the “Composite”), as compared to other investment companies that have an objective and strategies similar to those of the Fund and that are managed

CPG Cooper Square International Equity, LLC

Other Information (Unaudited) (Continued)
March 31, 2021

by a third-party investment adviser (the “Comparable Funds”) and certain market indices for calendar years 2011 through 2019 and the first half of 2020. The Board noted that the Composite was underperforming both Comparable Funds significantly in the first half of 2020, but had outperformed one Comparable Fund in five of nine calendar years from 2011 to 2019 and outperformed the other Comparable Fund in four of nine calendar years from 2011 to 2019. It was noted that the Fund and the Composite have an international focus while the Comparable Funds use a global strategy and invest heavily in U.S. stocks. The Board also noted that the Composite outperformed one of the indices in six of nine calendar years from 2011 to 2019 and in the first half of 2020, and outperformed the other index in seven of nine calendar years from 2011 to 2019 and in the first half of 2020.

(iii)

Cost of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Fund: The Board considered the fact that because the Fund had not commenced operations and the eventual amount of the Fund’s assets was uncertain, management was not able to provide it with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser and the Sub-Adviser. The Board determined to revisit this issue no later than when it next reviewed the Fund’s Advisory Agreement and Sub-Advisory Agreement in connection with consideration of the renewal of the Advisory Agreement and Sub-Advisory Agreement for the annual period following the initial two (2) year term.

(iv)

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed that, as the Fund has not commenced investment operations and does not have any assets, economies of scale were not a significant factor for the Fund.

(v)

Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Board reviewed the fees to be paid by the Fund and compared the fees to those being charged to the Comparable Funds, as well as to the fees the Sub-Adviser charges to manage other similar funds. The Board noted that the Adviser does not manage any similar funds. In addition, the Board considered the expense limitation agreement.

The Directors determined that the fees to be paid under the Advisory Agreement and the Sub-Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services to be provided. After considering all factors that it found relevant, the Board, including a majority of the Independent Directors, determined to approve the Advisory Agreement and the Sub-Advisory Agreement.

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(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Cooper Square International Equity, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 7, 2021

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	June 7, 2021

*	Print the name and title of each signing officer under his or her signature.